Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the CHC Committee views the
link between the Company’s performance and its NEOs’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis (“CD&A”) beginning on page 50. The CHC Committee did not consider the pay versus performance disclosure below in making its pay decisions.
In accordance with SEC rules, the following table sets forth information concerning compensation actually paid (“CAP”). The disclosure and calculation of CAP is required by the SEC’s rules. Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned, or received during the applicable year. Per SEC rules, CAP was calculated by adjusting
SCT
Total values for the applicable year as described in the footnotes to the following table.

Year (1)	SCT Total Pay for CEO (2)	CAP to CEO (3)	Average SCT Total Pay for Other NEOs (2)	Avg. CAP to Other NEOs (3)	Value of Initial $100 Investment Based On: (4)		Net Income ($ Millions) (5)	Adjusted Operating Income ($ Millions) (6)
					Company TSR	Peer Group TSR

2024	$19,327,354	$21,331,191	$3,720,781	$ 3,939,467	$163	$147	$ 746	$1,797

2023	$15,979,355	$23,757,594	$4,130,301	$ 4,760,148	$160	$143	$ 418	$1,188

2022	$14,927,297	$(2,318,591)	$4,387,737	$ 788,126	$140	$140	$1,279	$2,550

2021	$20,551,605	$49,697,101	$4,710,348	$11,665,084	$186	$143	$2,377	$3,830

2020	$14,735,561	$18,899,991	$3,404,431	$ 4,637,052	$120	$113	$1,556	$3,330

(1)	For each year shown, the CEO was Adam Schechter and the other NEOs were as follows:

•	2024: Glenn Eisenberg, Brian Caveney, Anita Graham, Mark Schroeder, and Julia Wang

•	2023: Glenn Eisenberg, Brian Caveney, Anita Graham, Mark Schroeder, Paul Kirchgraber, and Thomas Pike

•	2020-2022: Glenn Eisenberg, Brian Caveney, Mark Schroeder, and Paul Kirchgraber

(2)
These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column for 2024, 2023, 2022, 2021, and 2020.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by SEC rules to calculate the CAP amounts from SCT amounts. The fair value of options was determined by using the Black-Scholes option pricing method. The fair value of the performance share awards was determined by using a Monte Carlo simulation pricing model and the probable outcome of the performance vesting conditions as of each measurement date and Company actual performance payouts for each completed performance period for the respective fiscal year. The fair value of the restricted stock was determined using the stock price on the appropriate measurement date.

(4)
Reflects the cumulative TSR for the Company and the S&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 47 of the 2024 Annual Report, assuming an initial investment of $100 on December 31, 2019. All dollar values assume reinvestment of all dividends, where applicable.

(5)	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.

(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected adjusted operating income as this measure for 2024, as reflected in the table above. Adjusted operating income is a non-GAAP
measure. See reconciliation of adjusted operating income and operating income on page 115 of this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote
(1)	For each year shown, the CEO was Adam Schechter and the other NEOs were as follows:

•	2024: Glenn Eisenberg, Brian Caveney, Anita Graham, Mark Schroeder, and Julia Wang

•	2023: Glenn Eisenberg, Brian Caveney, Anita Graham, Mark Schroeder, Paul Kirchgraber, and Thomas Pike

•	2020-2022: Glenn Eisenberg, Brian Caveney, Mark Schroeder, and Paul Kirchgraber

Peer Group Issuers, Footnote	Reflects the cumulative TSR for the Company and the S&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 47 of the 2024 Annual Report, assuming an initial investment of $100 on December 31, 2019. All dollar values assume reinvestment of all dividends, where applicable.
PEO Total Compensation Amount	$ 19,327,354	$ 15,979,355	$ 14,927,297	$ 20,551,605	$ 14,735,561
PEO Actually Paid Compensation Amount	$ 21,331,191	23,757,594	(2,318,591)	49,697,101	18,899,991
Adjustment To PEO Compensation, Footnote

Year	SCT Total for CEO	Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	Minus Change in Pension Value Reported in SCT for Covered Year	Plus Pension Adjustment	CEO CAP

2024	$19,327,354	$15,178,236	$19,265,498	$(1,526,430)	$(899,392)	-	$342,397	-	-	$21,331,191

2023	$15,979,355	$11,321,392	$16,874,513	$2,589,227	$(510,382)	-	$146,273	-	-	$23,757,594

2022	$14,927,297	$11,205,369	$9,883,707	$(12,637,167)	$(3,304,274)	-	$17,215	-	-	$(2,318,591)

2021	$20,551,605	$15,040,149	$26,465,842	$15,202,072	$2,517,731	-	-	-	-	$49,697,101

2020	$14,735,561	$9,864,802	$11,447,534	$1,752,897	$828,801	-	-	-	-	$18,899,991

Non-PEO NEO Average Total Compensation Amount	$ 3,720,781	4,130,301	4,387,737	4,710,348	3,404,431
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,939,467	4,760,148	788,126	11,665,084	4,637,052
Adjustment to Non-PEO NEO Compensation Footnote

Year	SCT Average for Other NEOs	Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Covered Year	Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	Minus Change in Pension Value Reported in SCT for Covered Year	Plus Pension Adjustment	Average Other NEO CAP

2024	$3,720,781	$2,502,561	$3,102,082	$(216,915)	-	$(210,351)	-	$46,486	$56	-	$3,939,467

2023	$4,130,301	$2,503,265	$3,011,920	$244,996	$22,107	$(131,332)	$34,824	$22,548	$2,303	-	$4,760,148

2022	$4,387,737	$3,185,873	$2,991,119	$(2,386,168)	-	$(1,023,666)	-	$4,977	-	-	$788,126

2021	$4,710,348	$2,838,289	$4,993,869	$4,115,799	-	$683,357	-	-	-	-	$11,665,084

2020	$3,404,431	$1,864,116	$2,163,366	$933,161	-	$4,872	-	-	$4,662	-	$4,637,052

Compensation Actually Paid vs. Total Shareholder Return
Relationship of CAP vs. TSR (2020 – 2024)
The following chart sets forth the relationship between CAP to our CEO, average CAP to our other NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the S&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 47 of our 2024 Annual Report
.
Notwithstanding the use of the S&P 500 Health Care Index in this section, for our LTI plans, the Company’s TSR performance is measured against the peer group disclosed on page 5
7
 of the CD&A, which we believe has a correlation between realized executive pay
and
performance.

Compensation Actually Paid vs. Net Income
Relationship of CAP vs. Net Income (2020 – 2024)
The following chart sets forth the relationship between CAP to our CEO, average CAP to our other NEOs, and the Company’s net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship of CAP vs. Adjusted Operating Income (2020 – 2024)
The following chart sets forth the relationship between CAP to our CEO, average
CAP to our other NEOs, and the Company’s adjusted operating income during the five most recently completed fiscal years. See reconciliation of adjusted operating income and operating income on page 115 of this Proxy Statement.

Total Shareholder Return Vs Peer Group
Relationship of CAP vs. TSR (2020 – 2024)
The following chart sets forth the relationship between CAP to our CEO, average CAP to our other NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the S&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 47 of our 2024 Annual Report
.
Notwithstanding the use of the S&P 500 Health Care Index in this section, for our LTI plans, the Company’s TSR performance is measured against the peer group disclosed on page 5
7
 of the CD&A, which we believe has a correlation between realized executive pay
and
performance.

Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation of our NEOs is described above in the CD&A section. The order of the measures in this chart should not be interpreted as a ranking and are listed alphabetically.

Measure

Adjusted EPS

Adjusted Operating Income

Revenue

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 163	160	140	186	120
Peer Group Total Shareholder Return Amount	147	143	140	143	113
Net Income (Loss)	$ 746,000,000	$ 418,000,000	$ 1,279,000,000	$ 2,377,000,000	$ 1,556,000,000
Company Selected Measure Amount	1,797,000,000	1,188,000,000	2,550,000,000	3,830,000,000	3,330,000,000
PEO Name	Adam Schechter
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected adjusted operating income as this measure for 2024, as reflected in the table above. Adjusted operating income is a non-GAAP
	measure. See reconciliation of adjusted operating income and operating income on page 115 of this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,178,236)	$ (11,321,392)	$ (11,205,369)	$ (15,040,149)	$ (9,864,802)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,265,498	16,874,513	9,883,707	26,465,842	11,447,534
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,526,430)	2,589,227	(12,637,167)	15,202,072	1,752,897
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(899,392)	(510,382)	(3,304,274)	2,517,731	828,801
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,397	146,273	17,215
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56)	(2,303)			(4,662)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,502,561)	(2,503,265)	(3,185,873)	(2,838,289)	(1,864,116)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,102,082	3,011,920	2,991,119	4,993,869	2,163,366
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,915)	244,996	(2,386,168)	4,115,799	933,161
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,107
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,351)	(131,332)	(1,023,666)	$ 683,357	$ 4,872
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,824)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,486	$ 22,548	$ 4,977